1
Gabelli International Growth Fund, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 99.9%
HEALTH CARE  — 22.3%
1,400 Alcon Inc. ................................................ $ 108,035
5,100 AstraZeneca plc ........................................ 687,911
1,500 EssilorLuxottica SA .................................. 260,918
1,800 Gerresheimer AG ...................................... 188,606
1,900 Hoya Corp. ............................................... 194,593
4,700 Koninklijke Philips NV† ............................. 93,776
7,250 Novartis AG .............................................. 740,433
11,200 Novo Nordisk A/S, Cl. B ............................ 1,019,774
2,050 Roche Holding AG .................................... 559,652
14,000 Smith & Nephew plc ................................. 173,748
3,400 Sysmex Corp. ........................................... 161,558
4,189,004
CONSUMER DISCRETIONARY  — 22.0%
1,510 Christian Dior SE ...................................... 1,109,455
6,100 Cie Financiere Richemont SA, Cl. A ........... 742,878
4,000 CTS Eventim AG & Co. KGaA .................... 227,054
18,000 Entain plc ................................................. 204,153
1,000 Evolution AB ............................................ 100,909
1,200 Fast Retailing Co. Ltd. ............................... 261,378
560 Hermes International SCA ......................... 1,020,784
1,300 Shimano Inc. ............................................ 173,998
3,600 Sony Group Corp. ..................................... 294,392
4,135,001
CONSUMER STAPLES  — 19.2%
3,170 Danone SA ............................................... 174,850
12,000 Diageo plc ................................................ 442,418
3,500 Heineken NV ............................................ 308,565
11,000 Kobe Bussan Co. Ltd. ............................... 257,526
1,875 L'Oreal SA ................................................ 777,023
7,500 Nestlé SA ................................................. 848,970
2,750 Pernod Ricard SA ..................................... 457,847
1,300 Reckitt Benckiser Group plc ...................... 91,677
5,000 Unilever plc .............................................. 247,537
3,606,413
INDUSTRIALS  — 10.9%
1,300 DSV A/S ................................................... 242,243
12,000 Epiroc AB, Cl. B ........................................ 191,968
10,000 FANUC Corp. ............................................ 260,074
4,000 Jardine Matheson Holdings Ltd. ................ 185,366
11,000 Komatsu Ltd. ........................................... 296,682
8,000 RELX plc .................................................. 269,919
750 Siemens AG ............................................. 107,182
1,100 SMC Corp. ............................................... 493,089
2,046,523
MATERIALS  — 10.2%
7,000 Agnico Eagle Mines Ltd. ........................... 318,150
1,839 Air Liquide SA .......................................... 309,746
24,512 Barrick Gold Corp. .................................... 356,650
Shares
Market
Value
5,000 CRH plc ................................................... $ 273,650
7,125 Rio Tinto plc ............................................. 447,396
5,000 Wheaton Precious Metals Corp. ................ 202,750
1,908,342
INFORMATION TECHNOLOGY  — 9.4%
415 ASML Holding NV .................................... 244,331
2,400 Hamamatsu Photonics KK ........................ 100,929
2,280 Keyence Corp. .......................................... 843,203
17,700 Murata Manufacturing Co. Ltd. ................. 322,886
6,000 STMicroelectronics NV ............................. 258,739
1,770,088
FINANCIALS  — 4.8%
30,000 Investor AB, Cl. B ..................................... 574,335
11,700 Prudential plc ........................................... 125,767
579 S&P Global Inc. ........................................ 211,573
911,675
COMMUNICATION SERVICES  — 1.1%
8,000 Universal Music Group NV ........................ 208,770
TOTAL COMMON STOCKS .................. 18,775,816
WARRANTS  — 0.1%
CONSUMER DISCRETIONARY  — 0.1%
14,300 Cie Financiere Richemont SA, expire
11/22/23† ............................................. 10,620
TOTAL INVESTMENTS — 100.0%
(Cost $10,731,868) ............................... $ 18,786,436
† Non-income producing security.
Geographic Diversification
% of
Market
Value
Market
Value
EUROPE ............................ 73.0% $ 13,725,871
JAPAN .............................. 19.5 3,660,310
NORTH AMERICA ................... 5.8 1,089,122
ASIA/PACIFIC RIM .................. 1.7 311,133
100.0% $ 18,786,436